Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	000-55726
Entity Registrant Name	The Crypto Company
Entity Central Index Key	0001688126
Entity Tax Identification Number	46-4212105
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	23823 Malibu Road
Entity Address, Address Line Two	#50477
Entity Address, City or Town	Malibu
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90265
City Area Code	(424)
Local Phone Number	228-9955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false